Filed with the Securities and Exchange Commission on September 27, 2001

                                      1933 Act Registration File No.   333-30470
                                                     1940 Act File No. 811-09815

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No._____                                    |_|


         Post-Effective Amendment No.  1                                     |X|
                                    _____


                                           and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.    4                                                  |X|
                       ________


                               THE ARBITRAGE FUNDS
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                   350 Park Avenue, New York, New York 10022
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 546-0763


                            John S. Orrico, President
                            Water Island Capital, LLC
                                 350 Park Avenue
                               New York, NY 10022
                     (Name and Address of Agent for Service)

                      Copies of all communications to:

               Elaine E. Richards, Esq.                   Richard Teigen, Esq.
           Firstar Mutual Fund Services, LL             Foley & Lardner
          615 East Michigan Street, 2nd Floor          777 E. Wisconsin Avenue
               Milwaukee, WI 53202                        Milwaukee, WI 53202


Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         ------
           X      on September 30, 2001  pursuant to paragraph (b)
         ------
                  60 days after filing pursuant to paragraph (a)(1)
         ------
                  on ____________ pursuant to paragraph (a)(1)
         ------
                  75 days after filing pursuant to paragraph (a)(2)
         ------
                  on__________________ pursuant to paragraph (a)(2) of Rule 485.
         ------


Title of securities being registered:  The Arbitrage Fund







                               THE ARBITRAGE FUND
                         A series of The Arbitrage Funds

                                 350 Park Avenue
                            New York, New York 10022


















                                   PROSPECTUS


                               September 30, 2001





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The Securities and Exchange  Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------





























               The Arbitrage Fund


               The Arbitrage Funds currently offers one fund series to investors--The Arbitrage Fund. The Fund is non-diversified and its investment objective is to achieve capital growth by engaging in merger arbitrage.


               This prospectus has information you should know before investing. Please read it carefully and keep it with your investment records.


               Adviser

               Water Island Capital, LLC











                                Table of Contents



RISK/RETURN SUMMARY............................................................3

PERFORMANCE................................................................... 4

FEES AND EXPENSES..............................................................4

INVESTMENT OBJECTIVE, POLICIES AND RISKS.......................................5

ADVISER........................................................................7

DISTRIBUTION ARRANGEMENTS......................................................8

NET ASSET VALUE................................................................8

HOW TO PURCHASE SHARES.........................................................9

REDEMPTIONS...................................................................10

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.......................................12

FINANCIAL HIGHLIGHTS..........................................................13






RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
Investment Objective
     The  Fund seeks to achieve capital growth by engaging in merger arbitrage.

Principal Investment Strategy
     In attempt to achieve its objective, the Fund plans to invest at least 65% of its assets in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of corporate reorganizations. The Adviser uses investment strategies designed to minimize market exposure including short selling and purchasing and selling options. The most common arbitrage activity, and the approach the Fund generally will use, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short.

Principal Investment Risks
     As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

     o Merger Arbitrage Risks: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

     o High Portfolio Turnover Rate: The Fund's investment strategy may result in high turnover rates. This may increase the Fund's short-term capital appreciation and increase brokerage commission costs. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

     o Non-Diversification Risks: The Fund is not a "diversified" fund, which means the Fund may invest in a relatively small number of issuers making it more susceptible to adverse developments of a single issuer. As a result, investing in the Fund is potentially more risky than an investing in a diversified fund that is otherwise similar to the Fund.

     o Borrowing Risks: Because the Fund may borrow money from banks to purchase securities of companies involved in reorganizations, the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. This can cause the price of shares to be more volatile than if the Fund did not borrow money. Borrowing also increases the Fund's expenses because of the interest the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained.

     o Short Sale/Put and Call Options Risks: The Fund may engage in various hedging practices, which by definition entail substantial risks. As stated above, the approach the Fund generally will use involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. But if an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.


PERFORMANCE
--------------------------------------------------------------------------------

     Because the Fund has less than one calendar year of operating history, there is no performance information available at this time.



FEES AND EXPENSES
--------------------------------------------------------------------------------
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     Shareholder Fees(1)
        (fees paid directly from your account)
        Maximum Sales Charge (Load) Imposed on Purchases              None(2)
        (as a percentage of offering price)
        Maximum Deferred Sales Charge (Load)                          None
        (as a percentage of offering price)
        Maximum Sale Charge (Load) Imposed on Reinvested Dividends    None
        and Other Distributions
        Redemption Fee                                                None
        (as a percentage of amount redeemed)
        Exchange Fee                                                  None

     Annual Fund Operating Expenses
        (expenses that are deducted from Fund assets)

        Management Fees                                              1.50%
        Distribution and/or Service (12b-1) Fees                     0.25%
        Other Operating Expenses                                    49.55%
        Total Annual Fund Operating Expenses                        51.30%
                                                               ------------
              Less Expense Reimbursemen                            -49.35%
        Net Annual Fund Operating Expenses                           1.95%
                                                              ============

     (1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Firstar Mutual Fund Services, LLC, the Fund's transfer agent.

     (2) IRA accounts will be charged a $12.50 annual maintenance fee as well as fees for certain transactions.

     (3) The Adviser has entered into an Expense Waiver and Reimbursement contract dated August 1, 2001 with the Fund under which the Adviser has agreed to waive its fees and absorb expenses, excluding taxes, interest and dividends on short positions, to the extent that Annual Fund Operating Expenses exceed 1.95% of average daily net assets. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period subject to the applicable cap of 1.95%. The contract will expire August 31, 2002, but may be renewed by the Fund's Board of Trustees.


     Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------- ------------ ------------- ------------

1 Year        3 Years      5 Years       10 Years

------------- ------------ ------------- ------------

    $198        $6,442        $8,243       $8,940

------------- ------------ ------------- ------------


INVESTMENT OBJECTIVE, POLICIES AND RISKS
--------------------------------------------------------------------------------

Investment Objective
     The Fund seeks to achieve capital growth by engaging in merger arbitrage.

Principal Investment Strategies and Policies
     To achieve its investment objective, the Fund, under normal market conditions, will invest at least 65% of its total assets in equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other types of corporate reorganizations (all referred to as "corporate reorganizations"). Equity securities include common and preferred stock.

     Merger arbitrage refers to the investment practice of capturing the difference between the end value of a corporate reorganization and the prevailing market prices of the securities of the companies involved prior to the consummation of the reorganization. It is a highly specialized investment approach designed to profit from the successful completion of such reorganizations. The discrepancy in value is attributable to risks that are inherent in corporate reorganizations, which include the possibility the transaction will not be completed and the time it takes for corporate reorganizations to be completed.

     The Fund continuously monitors not only the investment positions owned by the Fund, but also other potential mergers and corporate reorganizations. This enables the Fund to make timely and informed investment decisions if market prices of other securities adjust enough for the Fund to make new investments for its own portfolio. The Adviser expects the Fund's assets to be diversified in various industries; however if a large percentage (i.e., at least 50%) of mergers taking place within the U.S. are within one industry (e.g. banking or telecommunications) over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

     The most common arbitrage activity, and the approach the Fund generally will use, involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The Adviser will carefully evaluate all potential arbitrage investment opportunities examining each situation's return characteristics together with its risk profile. As an important part of this investment process, the Fund systematically reduces market exposure by employing various hedging strategies.

Hedging Strategies:
     The Fund may employ various hedging techniques, such as short selling or engaging in put and call options.

     Short Sales: The Adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. The Fund will make these short sales with the intention of later closing out (or covering) the short position with the securities of the acquiring company received when the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. At all times when the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

     Put and Call Options: The Adviser may engage in purchasing and/or selling put and call options in an effort to reduce the risks associated with some of its investments. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option will normally vary inversely with the market price of the underlying security. Consequently, by purchasing put options on securities the Fund has purchased, it may be possible for the Fund to partially offset any decline in the market value of these securities. A call option, on the other hand, is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option, at any time prior to its expiration. The market price of the call will, in most instances, move in conjunction with the price of the underlying security.

     The premium received by the Fund for the sale of options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. Currently, the Adviser does not intend to commit greater than 25% of the Fund's net assets to option strategies.

--------------------------------------------------------------------------------
Put and Call Options
--------------------
    (Definition)
A short-term  contract  that gives the purchaser of the option the right to sell
(put) or buy (call) the underlying security at any time before the option expires in return for a premium.
--------------------------------------------------------------------------------



     Leverage Through Borrowing: The Fund may borrow from banks to increase its portfolio holdings of securities on a secured or unsecured basis at fixed or variable interest rates. When borrowing money, the Fund must follow specific guidelines under the Investment Company Act of 1940, which allow the Fund to borrow an amount equal to as much as 50% of the value of its net assets (not including the amount borrowed). The Fund also may borrow money for temporary or emergency purposes, but these borrowings, together with all other borrowings, may not exceed 33% of the value of the Fund's gross assets at the time the loan is made.

     When determining whether to sell or cover a security, the Adviser continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

     Temporary Investments: The Fund may adopt temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities, prime commercial paper, and repurchase agreements for the above securities. To the extent the Fund invests in these temporary investments, the Fund will not achieve its investment objective of growth of capital since these instruments bear interest but do not appreciate in value.

Investment Risks
     The Fund's investment program involves investment techniques and securities holdings that entail risks, in some cases different from the risks ordinarily associated with investments in equity securities. Some of these risks include:

     Merger Arbitrage Risks: The principal risk associated with the Fund's arbitrage investments is that certain of the proposed reorganizations in which the Fund invests may be renegotiated, terminated, or involve a longer time frame than originally contemplated, in which case the Fund may lose money. If a transaction takes a longer time to close than the Fund originally anticipated, the Fund may not realize the level of returns desired.

     Non-Diversification Risks: Because the Fund's assets are invested in a smaller number of companies, there is a somewhat greater risk associated with investment in the Fund than there would be if investing in a diversified investment company. Non-diversification makes the value of the Fund's shares more susceptible to adverse developments affecting any single issuer and more susceptible to greater losses.

     High Portfolio Turnover Risks: The Fund invests a portion of its assets to seek short-term capital appreciation, which increases portfolio turnover and causes increased brokerage commission costs. A high turnover rate exposes you to a higher current realization of capital gains, and thus a higher current tax liability, than may be associated with investments in other investment companies that emphasize long-term investment strategies and thus have a lower turnover rate.

     Short Sale/Put and Call Options Risks: A substantial percentage of the investments made by the Fund will not lend themselves to hedging strategies and, even when available, these strategies may not be successful. For instance, if an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include:

     o possible imperfect correlation between the price movements of the option and the underlying security,
     o the potential lack of a liquid secondary market at any particular time, and
     o    possible price fluctuation limits.

     Borrowing Risks: The Fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

ADVISER
--------------------------------------------------------------------------------

     Water Island Capital, LLC, 350 Park Avenue, New York, New York 10022, a registered investment adviser, is the Fund's Adviser. Subject to the authority of the Fund's Board of Trustees, the Adviser is responsible for the overall management of the Fund's business affairs. The fee the Adviser charges the Fund is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing a portfolio of merger arbitrage investments. The Fund pays the Adviser an annual advisory fee of 1.5% of the Fund's average daily net assets.

     The Adviser has signed an Expense Waiver and Reimbursement Agreement, which contractually requires the Adviser to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual Fund operating expenses do not exceed 1.95% of average daily net assets. The Agreement expires on August 31, 2002, but may be renewed annually by vote of a majority of the Board of Trustees. The Agreement permits the Adviser to recapture any waivers or subsidies it makes only if the amounts can be recaptured within 3 years and without causing the Fund's total annual operating expenses to exceed the applicable cap. The Board of Trustees must also approve any recapture.


     John S. Orrico, CFA, is portfolio manager for the Fund. Mr. Orrico serves as President of the Adviser and also serves as the President and a Trustee of the Fund. Prior to organizing the Adviser, Mr. Orrico managed private hedge funds with Lindemann Capital Partners, L.P. during 1999. From 1994 to 1998, Mr. Orrico engaged in mergers and acquisition arbitrage while managing the Gruss Family Trust for Gruss & Co. Mr. Orrico received two Bachelors degrees from Georgetown University in 1982--one in Finance and the other in International Management. He became a Chartered Financial Analyst in 1988.



DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


Distributor
     Quasar Distributors, LLC serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund.

Distribution Plan
     The Fund has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per year of the Fund's average daily net asset value. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value per share of the Fund will be determined on each day the New York Stock Exchange ("NYSE") is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

     You may purchase shares of the Fund at net asset value without any sales or other charge by sending a completed application form to one of the following addresses:

   Regular Mail                            Express/Overnight Mail
   The Arbitrage Fund                      The Arbitrage Fund
   c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
   P.O. Box 701                            615 East Michigan Street
   Milwaukee, Wisconsin 53201-0701         Milwaukee, Wisconsin  53202


Minimum and Additional Investment Amounts

     The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $2,000. There is no minimum for subsequent investments. Shares of the Fund are offered on a continuous basis. The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address. You should make all checks payable to "The Arbitrage Funds."

     Note: The custodian, Firstar Bank, N.A., will charge a $25.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

When Order is Processed

--------------------------------------------------------------------------------
Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:
     o    the name of the Fund
     o    the dollar amount of shares to be purchased
     o    a completed purchase application or investment stub
     o    check payable to The Arbitrage Funds
--------------------------------------------------------------------------------

     All shares will be purchased at the net asset value per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Purchase through Brokers
     You may use your broker, dealer, financial institution or other servicing agent to purchase shares of the Fund if the servicing agent has an agreement with the Fund's distributor. Please note that such agents may charge additional fees for their services. You should also note that your servicing agent may become record shareholders of the Fund requiring all purchase and redemption requests to be sent through them. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire
     If you wish to wire money to invest in the Fund, please call the Fund at 1-800-295-4485 to notify the Fund that a wire transfer is coming. You may use the following instructions:

                  Firstar Bank, N.A.
                  Milwaukee, WI  53202
                  ABA #:  042000013
                  Credit:  Firstar Mutual Fund Services, LLC
                  Account #:  112-952-137
                  Further Credit:   The Arbitrage Fund
                                    (your name/title on the account)
                                    (account #)

Automatic Investment Plan
     You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $2,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-800-295-4485 for more information about the Fund's Automatic Investment Plan.

Retirement Plans
     You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-800-295-4485 for the most current listing and appropriate disclosure documentation on how to open a retirement account.


REDEMPTIONS
--------------------------------------------------------------------------------

Written Redemption Requests
     You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

    Regular Mail                           Express/Overnight Mail
    The Arbitrage Fund                     The Arbitrage Fund
    c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services, LLC
    P.O. Box 701                           615 East Michigan Street
    Milwaukee, Wisconsin 53201-0701        Milwaukee, Wisconsin  53202

Redeeming By Telephone
     You may redeem shares having a value of less than $25,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-295-4485. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

     The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

     The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, Firstar Mutual Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or Firstar Mutual fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or Firstar Mutual Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.


Wire Redemptions

     If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to Firstar Bank to cover costs associated with the transfer. In addition, your bank may impose a charge for receiving wires.


Systematic Withdrawal Plan
     If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $500 or more. Firstar Bank will charge you an annual fee of $15.00 per plan to participate. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-800-295-4485.

When Redemptions are Sent
     Once the Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined net asset value following your redemption request. If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
     Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

     o The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

     o    The request must identify your account number;

     o The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

     o If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $25,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor.

When You Need Signature Guarantees
     If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

     o you request a redemption to be made payable to a person not on record with the Fund; or

     o you request that a redemption be mailed to an address other than that on record with the Fund.

     Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Fund to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.


Retirement Plans
     If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker
     If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances
     If at any time your account balance falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000, your account could be closed. The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund intends to distribute substantially all of its net investment income and net capital gain in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of your holding period for the shares. The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.


     On the account application, you will be asked to certify that your social security number or tax payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 30.5% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.


     This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund's shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The financial highlights table below show the Fund's financial performance information since inception. Certain information reflects financial results for single shares of the Fund. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

----------------------------------------------- ----------------
                                  September 17,
                                     2001(1)
                                   through May
                                    31, 2001
----------------------------------------------- ----------------
Net asset value at beginning of period          $    10.00
----------------------------------------------- ----------------
Income from investment operations:
-----------------------------------------------
    Net investment income                             0.22
-----------------------------------------------
    Net realized and unrealized gains (loss)
    on investments                                    1.46
----------------------------------------------- ----------------
Total from investment operations                      1.68
----------------------------------------------- ----------------
Less distributions:
-----------------------------------------------
    Dividends from net investment income             (0.02
 ---------------------------------------------------------------
    Distributions from net realized gains
----------------------------------------------- ----------------
Total distributions                                 (0.02)
----------------------------------------------- ----------------
Net asset value at end of period                $    11.66
----------------------------------------------- ----------------
Total return                                         16.93%(2)
----------------------------------------------- ----------------
Net assets at end of period                      $1,631,374
----------------------------------------------- ----------------
Ratio of expenses to average net assets
-----------------------------------------------
            Before expense reimbursement             51.30%(3)
-----------------------------------------------
            After expense reimbursement               1.95%(3)(4)
-----------------------------------------------
Ratio of net investment income (loss) to
    average net assets
-----------------------------------------------
    Before expense reimbursement                    (50.05)%(3)
-----------------------------------------------
    After expense reimbursement                      (0.70)%(3)
-----------------------------------------------
Portfolio turnover rate                           2,951.50%(2)
----------------------------------------------- ----------------

(1)  Commencement of operations.
(2)  Not Annualized.
(3)  Annualized.
(4) Ratio of dividends on short positions to average net assets was 0.03%, which makes the ratio of expenses to average net assets total 1.98%



THE ARBITRAGE FUND

========================= ======================================
 Adviser                  Water Island Capital, LLC
                          350 Park Avenue
                          New York, NY  10011
------------------------- --------------------------------------
Distributor               Quasar Distributors, LLC
                          615 East Michigan Street
                          Milwaukee, Wisconsin  53202
------------------------- --------------------------------------
Transfer Agent            Firstar Mutual Fund Services, LLC
                          615 East Michigan Street, 3rd Floor
                          Milwaukee, WI  53202
------------------------- --------------------------------------
Custodian                 Firstar Bank, N.A.
                          425 Walnut Street
                          Cincinnati, OH  45202
========================= ======================================














Additional information about the Fund is included in the Statement of Additional Information dated September 30, 2001. The Statement of Additional Information is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The Statement of Additional Information provides more details about the Fund's policies and management. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.


To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-800-295-4485. You may also write to:

                                          The Arbitrage Funds
                                          c/o Firstar Mutual Fund Services, LLC
                                          P.O. Box 701
                                          Milwaukee, Wisconsin  53201-0701

You may review and obtain copies of Fund information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.


Investment Company Act File # 811-09815




                               THE ARBITRAGE FUND
                         A series of The Arbitrage Funds




                  A no-load, open-end, non-diversified investment company which seeks capital growth by engaging in merger arbitrage.




                       STATEMENT OF ADDITIONAL INFORMATION


                               September 30, 2001



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Arbitrage Fund dated September 30, 2001, a copy of which may be obtained without charge by contacting the Fund's Transfer Agent, Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or 1-800-295-4485.

The audited financial statements for The Arbitrage Fund for the fiscal period ended May 31, 2001 are incorporated by reference to The Arbitrage Funds' May 31, 2001 Annual Report.





                                TABLE OF CONTENTS


THE TRUST......................................................................3

INVESTMENT RESTRICTIONS........................................................3

INVESTMENT OBJECTIVES AND POLICIES.............................................5

MANAGEMENT....................................................................13

CONTROL PERSONS AND PRINCIPAL HOLDERS.........................................14

INVESTMENT ADVISER............................................................15

THE DISTRIBUTOR...............................................................17

DISTRIBUTION PLAN.............................................................17

ALLOCATION OF PORTFOLIO BROKERAGE.............................................18

PORTFOLIO TURNOVER............................................................19

FUND ADMINISTRATION...........................................................19

FUND ACCOUNTING AND TRANSFER AGENT............................................19

CUSTODIAN.....................................................................20

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................20

TAX STATUS....................................................................22

PERFORMANCE INFORMATION.......................................................24

INDEPENDENT ACCOUNTANTS.......................................................25

COUNSEL.......................................................................25

FINANCIAL STATEMENTS..........................................................25



THE TRUST
--------------------------------------------------------------------------------

     The Arbitrage Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on December 22, 1999. The Trust currently offers one series of shares to investors, The Arbitrage Fund. The Fund is a non-diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

     Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information and in the Fund's prospectus, the term "majority of the outstanding shares of the Fund" means the vote of whichever is less:

     (1) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or

     (2)  more than 50% of the Fund's outstanding shares.

     These investment restrictions provide that:

     (1) The Fund may not issue senior securities other than to evidence borrowings or short sales as permitted.

     (2)  The Fund may not borrow money except that it may borrow:

          (a)  from banks to purchase or carry securities or other investments,
          (b)  from banks for temporary or emergency purposes, or
          (c)  by entering into reverse repurchase agreements,

          if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

     (3) The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

     (4) The Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. Not withstanding the foregoing, if a large percentage (i.e., at least 50%) of mergers taking place within the U.S. are within one industry (e.g. banking or telecommunications) over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

     (5) The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies which invest in real estate, or obligations secured by real estate or interests therein.

     (6)  The Fund may not purchase or sell commodities or commodity contracts.

     (7) The Fund will not lend any of its assets, except that it may lend up to 1/3 of its portfolio securities.

     (8) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     (9) The Fund may not pledge, mortgage or hypothecate its assets, except that to secure borrowings.

     (10) The Fund may not invest in companies for the purpose of exercising control or management.

     Non-fundamental restrictions may be amended by a majority vote of the Trustees of the Fund. Under the non-fundamental investment restrictions, the Fund may not:

     (11) The Fund will not invest or knowingly purchase or otherwise acquire securities more than 15% of the value of its net assets in illiquid securities and restricted securities. Restricted securities are those that are subject to legal or contractual restrictions on resale.
          Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.

     (12) The Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the net assets of the Fund (taken at current value); provided that this shall not prevent the purchase, ownership, holding or sale of warrants of which the grantor is the issuer of the underlying securities. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

     (13) The Fund may not make short sales of securities (unless by virtue of its ownership of other securities at the time of such sale, it owns or has a prospective right to receive, without the payment of additional compensation, securities equivalent in kind and amount to the securities sold). The total market value of all securities sold short may not exceed 50% of the value of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short may not exceed the lesser of 10% of the value of the Fund's net assets or 10% of the securities of any class of any issuer.

     (14) The Fund may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of the Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

     (15) The Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

     If a particular percentage restriction as set forth above is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     A more detailed discussion of some of the investment strategies and policies described in the Prospectus (see "Investment Objectives, Policies and Risks") appears below:

Merger Arbitrage
     Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition. The size of the discount, or spread, and whether the potential reward justifies the potential risk, are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

     Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Adviser to have a substantial probability of success. The expected timing of each transaction is also extremely important since the length of time that the Fund's capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. See "Portfolio Turnover."

     Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See "Allocation of Portfolio Brokerage" and "Portfolio Turnover." Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund's overall investment strategy, which may be considered speculative.

Special Risks of Over-the-Counter Options Transactions
     As part of its merger arbitrage strategy, the Fund may engage in transactions in options that are traded over-the-counter ("OTC transactions"). OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Investment Adviser and verified in appropriate cases.

     As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

     It is the Fund's intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, although there is no assurance that a dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration. OTC transactions for which there is no adequate secondary market will be considered illiquid.

Additional Information on Investment Securities
     The Fund may invest in the following types of securities including those discussed in the Prospectus:

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

     WARRANTS. The Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of the Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     INITIAL PUBLIC OFFERINGS. The Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs have added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

     Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States. Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States. These differences could negatively impact foreign securities in which the Fund invests.

     NON-DIVERSIFICATION OF INVESTMENTS. The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the possible fluctuation in the values of securities of fewer issuers.

     WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period.

     When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     There is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options.

     When writing put options on securities, the Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices. In addition a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

     The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

     OPTIONS TRANSACTIONS GENERALLY. The Fund may write both covered and uncovered options. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks:

     o the writer of an option may be assigned an exercise at any time during the option period;
     o disruptions in the markets for underlying instruments could result in losses for options investors;
     o imperfect or no correlation between the option and the securities being hedged;
     o the insolvency of a broker could present risks for the broker's customers; and
     o market imposed restrictions may prohibit the exercise of certain options.


     In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options and securities markets and the Investment Adviser's ability to select the proper time, type and duration of the options.

     By writing call options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.


     The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.



     The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

     It is the present intention of the Adviser not to commit greater than 25% of the Fund's net assets to option strategies.

     BORROWING. The Fund may borrow from banks to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

     The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.


     SHORT SALES: The Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company's common stock and/or other securities to be received may be sold short. The Investment Adviser will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company's shares and its short position in the acquirer's securities. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.


     EQUITY SWAP AGREEMENTS: The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on, or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index.

     Forms of swap agreements include:

     (1) equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap";

     (2) equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or "floor"; and

     (3) equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

     Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

     The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 10% of the Fund's net assets.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Investment Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TEMPORARY INVESTMENTS: The Fund may adopt temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in:


     |X| cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

     |X| commercial paper rated A-1 by S&P or Prime-1 by Moody's. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; obligations of the U.S. government or its agencies or instrumentalities; and

     |X|  repurchase agreements;


     To the extent the Fund invests in these temporary investments, the Fund may not reach its investment objective.


MANAGEMENT
--------------------------------------------------------------------------------

     The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer.
The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.


----------------------- ---- --------------------- ------------------------------------------------------
                                                   Principal Occupation
Name and Address        Age  Position              During the Past Five Years
----------------------- ---- --------------------- ------------------------------------------------------
John S. Orrico, CFA*    41   President,            General Partner, Water Island Capital, LLC, the
350 Park Avenue              Secretary, Treasurer  Fund's Adviser, from January 1, 2000 to present.
New York, NY  10022          and Trustee           Previously, Portfolio Manager & Adviser to private
                                                   trusts and entities at Lindemann Capital Partners,
                                                   L.P., (financial management firm)1-99 to12-99;
                                                   Portfolio Manager to private trusts and entities at
                                                   Gruss & Co., (financial management firm)1994 - 1998.
----------------------- ---- --------------------- -----------------------------------------------------
Joel Charles Ackerman   56   Disinterested Trustee Partner, Ardsley Partners (hedge fund), 10-98 to
Ardsley Partners                                   Present; Trader, Odyssey Partners (hedge fund),
646 Steamboat Road                                 1-97 to 12-97; Trader, Steinhart Partners (hedge
Greenwich, CT  06830                               fund), 1-96 to 12-96; Partner, Gross Partners
                                                   (private investment partnership), 1-92 to12-95.
----------------------- ---- --------------------- -----------------------------------------------------
Jay Neil Goldberg       60   Disinterested Trustee CEO, Opcenter, LLC (computer services), 9-96 to
Hudson Venture Partners                            Present; Partner, Hudson Ventures (venture
660 Madison Avenue                                 capital), 1-97 to Present, CEO, Zeitech, Inc.
New York, NY  10021                                (computer services), 9-89 to 12-95.
----------------------- ---- --------------------- -----------------------------------------------------
Michael Neumark         58   Disinterested Trustee Senior Vice President, I.T.G. Inc (institutional
380 Madison Avenue                                 electronic brokerage), 1992-Present.
New York, , NY  10017
----------------------- ---- --------------------- ----------------------------------------------------


*John S. Orrico, as an affiliated person of Water Island Capital, LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

Compensation

     The independent Trustees have received compensation from the Trust for attendance at one of the Board meetings during this past fiscal year. Since that meeting, pursuant to a vote of the Trustees, neither the independent Trustees, nor the interested Trustees of the Trust will receive compensation for their service as Trustees from the Trust. The table below details the amount of compensation the Trustees received from the Trust for the fiscal year ended May 31, 2001. Presently, none of the executive officers receive compensation from the Trust. The aggregate compensation is provided for the Trust.



--------------------- ------------ ---------------------- -------------------- ------------------------
Name and Position     Aggregate    Pension or Retirement  Annual Benefits Upon Total Compensation
                      Compensation Benefits Accrued As    Retirement           from Trust and Fund
                      From Trust   Part of Trust Expenses                      Complex Paid to
                                                                               Trustees
--------------------- ------------ ---------------------- -------------------- ------------------------
John S. Orrico*         None            None                  None                  None
Joel Charles Ackerman   $500            None                  None                  $500
Jay Neil Goldberg       $500            None                  None                  $500
Michael Neumark         $500            None                  None                  $500

--------------------- ------------ ---------------------- -------------------- ------------------------

*This trustee is deemed to be an interested person as defined in the 1940 Act.

Management Ownership
        As of August 31, 2001, the Trustees, as a group, owned 13.4% of the Fund's outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

         The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of August 31, 2001. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.



------------------------------------ ---------------- --------------- -------------------------
Name and Address                         Shares         % Ownership    Type of Ownership
------------------------------------ ---------------- --------------- ------------------------
Robert L. Kahan*                        85,470.085          42.41%          Beneficial
Kahan Family Trust
100 Shoreline Hwy, Ste. A155
Mill Valley, CA  94941-3667
------------------------------------ ---------------- --------------- ------------------------
National Financial Services, LLC        58,043.335          28.80%            Record
(for exclusive benefit of customers)
One World Financial Center
200 Liberty Street
New York, NY  10281-1003
------------------------------------ ---------------- --------------- ------------------------
Sean J. Thomann &                       24,797.910          12.31%          Beneficial
Kelly H. Thomann
2 Ackerman Court
Croton On Hudson, NY  10520-2027

------------------------------------ ---------------- --------------- --------------------------


* By virtue of his share holdings of the Fund, Robert Kahan, on behalf of the Kahn Family Trust, is a control person of the Fund. As such, in the event any matter was put to a vote of the shareholders, once obtaining the approval of Robert Kahan, votes would only be needed by 7.6% of the remaining outstanding shares for the matter to be approved.


INVESTMENT ADVISER

--------------------------------------------------------------------------------


Investment Adviser and Advisory Contract

     Water Island Capital, LLC (the "Investment Adviser"), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. John S. Orrico is the President of the Investment Adviser and the only portfolio manager of the Fund. Mr. Orrico is the sole shareholder of the Investment Adviser and there are no other affiliates to the Investment Adviser.

     Under the terms of the Investment Advisory Contract (the "Advisory Contract") between the Trust and the Investment Adviser, the Investment Adviser

     (1) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective,

     (2)  provides  all   statistical,   economic  and   financial   information
          reasonably required by the Fund and reasonably available to the Investment Adviser,

     (3) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and

     (4) provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust.

     The Advisory Contract provides that the Fund pay all of the Fund's expenses, including, without limitation,

     (1) the costs incurred in connection with registration and maintenance of its registration under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and state securities laws and regulations,
     (2) preparation of and printing and mailing reports, notices and prospectuses to current shareholders,
     (3) transfer taxes on the sales of the Fund's shares and on the sales of portfolio securities,
     (4)  brokerage commissions,
     (5)  custodial and shareholder transfer charges,
     (6)  legal, auditing and accounting expenses,
     (7)  expenses of servicing shareholder accounts,
     (8)  insurance expenses for fidelity and other coverage,
     (9) fees and expenses of Trustees who are not "interested persons" within the meaning of the Investment Company Act of 1940,
     (10) expenses of Trustee and shareholder meetings and
     (11) any expenses of distributing the Fund's shares which may be payable pursuant to a Plan of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

     The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Investment Adviser receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 1.5% of the average daily net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares.

     The Advisory Contract will continue in effect from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Fund's Trustees who are not parties thereto or "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or the Adviser, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Fund's Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Advisory Contract shall terminate automatically in the event of its assignment.

     The Adviser has signed an Expense Waiver and Reimbursement Agreement, which contractually requires the Adviser to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual Fund operating expenses do not exceed 1.95% of average daily net assets. The Agreement has been re-approved by the Board of Trustees and expires on August 31, 2002. However, the Agreement may be renewed annually by vote of a majority of the Board of Trustees. The Agreement permits the Adviser to recapture any waivers or subsidies it makes only if the amounts can be recaptured within 3 years and without causing the Fund's total annual operating expenses to exceed the applicable cap. The Board of Trustees must also approve any recapture.

     The dollar amounts of fees earned by the Adviser during the fiscal year ended May 31, 2001 was $4,566; however, the Adviser actually paid $114,788 into the Fund due to $119,354 in fee waivers and expense reimbursements provided under the Expense Waiver and Reimbursement Agreement between the Adviser and the Fund.

     The Fund, the Investment Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

THE DISTRIBUTOR
--------------------------------------------------------------------------------

     Quasar Distributors, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of August 31, 2000 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. No affiliated persons of the Fund are affiliated persons of the Distributor.

     The Distribution Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Trustees most recently re-approved the Distribution Agreement on August 13, 2001.


     The Distributor Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Distributor Agreement will automatically terminate in the event of its assignment.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

     The Fund has adopted a plan of distribution dated August 31, 2000 (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay to Quasar Distributors, LLC, to any broker-dealer with whom Quasar Distributors, LLC or the Fund has entered into a contract to distribute Fund shares, or to any other qualified financial services firm, compensation for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund.

     The Plan provides that the Trustees will review, at least quarterly, a report of distribution expenses incurred under the Plan and the purposes for which such expenses were incurred. The Plan will remain in effect from year to year provided such continuance is approved at least annually by the vote of a majority of the Fund's Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or the Adviser and who have no direct or indirect interest in the operation of the Plan or any related agreement (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and additionally by a vote of either a majority of the Fund's Trustees or a majority of the outstanding shares of the Fund. The Trustees most recently re-approved the Plan on August 13, 2001.

     The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the Fund's outstanding shares. The Plan may not be amended to increase materially the amount of distribution expenses payable under the Plan without approval of the Fund's shareholders. In addition, all material amendments to the Plan must be approved by the Trustees in the manner described above.

     For the fiscal year ended May 31, 2001, the following amounts have been expended under the Plan for the Fund:


       Advertising                                                  $     0.00
       Printing & Mailing of Prospectuses to new shareholders           308.10
       Compensation to Dealers/Sales Personnel                        7,875.00
       Other Finance Charges                                              0.00
       Other Fees                                                       697.50
                                                         ---------------------
                      TOTAL                               $           8,880.37
                                                         =====================


ALLOCATION OF PORTFOLIO BROKERAGE
--------------------------------------------------------------------------------
     Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

     In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration: o the best net price available; o the reliability, integrity and financial condition of the broker or dealer; o the size of and difficulty in executing the order; and o the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

     Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.

     In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

     During the fiscal year ended May 31,  2001,  the Fund paid $84,815 in total
brokerage   commissions,   of  which  $0  were  paid  for   directed   brokerage
transactions.



PORTFOLIO TURNOVER

--------------------------------------------------------------------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) short positions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

     The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund's investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

     Merger arbitrage investments are characterized by a high turnover rate because, in general, a relatively short period of time elapses between the announcement of a reorganization and its completion or termination. The majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely completion of the proposed reorganizations in which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund's investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

     The turnover rate for the Fund for fiscal year ended May 31, 2001 was 2,951.50%.


FUND ADMINISTRATION
--------------------------------------------------------------------------------

     Firstar Mutual Fund Services, LLC ("Firstar") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Company. As such, Firstar provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund.

     Under the Fund Administration Servicing Agreement, Firstar receives an administration fee for the Fund, at an annual rate of 7 basis points on the first $200 million, 6 basis points on the next $500 million and 4 basis points on the balance of the daily average net assets of the Fund. Fees are billed to the Fund on a monthly basis. The Fund paid $20,684 for administrative services during the fiscal year ended May 31, 2001.

FUND ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------

     Firstar Mutual Fund Services, LLC, serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a
Transfer Agent Servicing Agreement. Under the Fund Accounting Servicing Agreement, Firstar will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. Firstar will receive a fund accountant fee for the Fund, which will be billed on a monthly basis.

     Under the Transfer Agent Servicing Agreement, Firstar will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. Firstar will receive a transfer agent fee, which will be billed on a monthly basis.

CUSTODIAN
-------------------------------------------------------------------------------

     The Custodian for the Trust and the Fund is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of Firstar Mutual Fund Services, LLC. As Custodian, Firstar Bank, N.A. holds all of securities and cash owned by the Fund.


PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

Calculation of Share Price
     The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange ("NYSE") is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:

     (1) by valuing portfolio securities, including open short positions, which are traded on the NYSE, American Stock Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange;

     (2) by valuing put and call options which are listed on an exchange , but which are not traded on the valuation date are valued at the average of the current bid and asked prices.;

     (3) by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

     (4) by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.


     The Adviser reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.


     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern Time), on each day the NYSE is open for business. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees.



Purchase of Shares
     Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.


Redemption of Shares
     The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the Investment Company Act of 1940, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

     (a) when the NYSE is closed, other than customary weekend and holiday closings;
     (b)  when trading on that exchange is restricted for any reason;
     (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or
     (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.


     In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

     Supporting documents in addition to those listed under "Redemptions" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Redemption In Kind
     Payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Investment Adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund will effect a redemption in portfolio securities only if the particular shareholder of record is redeeming more than $250,000 or 1% of net assets, whichever is less, during any 90-day period. The Trust expects, however, that the amount of a redemption request would have to be significantly greater than $250,000 or 1% of net assets before a redemption wholly or partly in portfolio securities would be made.


TAX STATUS
--------------------------------------------------------------------------------
     The Fund has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund will not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

     The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore will not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after May 31, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

     If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the a Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

     The  Fund  is  subject  to  a  4%  nondeductible   excise  tax  on  certain
undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

     Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

     The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

     Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

     Distributions of net capital gain ("capital gain dividends") are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

     A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 30.5% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

     Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

     A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

     The Fund is organized as a Delaware business trust and generally will not be liable for any income or franchise tax in the State of Delaware. If the Fund qualifies as a regulated investment company for federal income tax purposes and pays no federal income tax, it generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Total Return

     Average annual total return quotations that may be used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1+T)n = ERV

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     The Fund may also calculate total return on a cumulative basis that reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

                  Cumulative Total Return = [ (ERV) - 1 ]
                                             -----
                                                 P

     The total return for the Fund for fiscal period starting September 17, 2000 (the Fund's inception date) ended May 31, 2001 is 16.93%.


Other Information
     The Fund's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

Comparison of Fund Performance
     The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

     The Fund may from time to time use the following unmanaged index for performance comparison purposes:

     S&P 500 Index -- the S&P 500 is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in the Index. There are also some small capitalization names in the Index. Standard & Poor's Corporation maintain the Index. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Standard & Poor's makes changes as needed.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     The Fund has selected KPMG, 303 East Wacker Drive, Chicago, Illinois, 60601, as its independent accountants.

COUNSEL
--------------------------------------------------------------------------------

     Foley & Lardner, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


     The Fund's audited financial statements are incorporated by reference to the Fund's Annual Report for the fiscal year ended May 31, 2001 as filed with the SEC on August 8, 2001.




                               THE ARBITRAGE FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23.  EXHIBITS

(a)  Declaration of Trust

          (i)  Certificate of Trust 1

          (ii) Agreement and Declaration of Trust 1

          (iii) Written Instrument Fixing Number of Trustees 2


(b)  Bylaws 1

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreements and Declaration of Trust and Bylaws

(d)  Advisory Agreement 2

(e)  Underwriting Agreement 4

(f)  Bonus or Profit Sharing Contracts - Not applicable

(g)  Custody Agreement 2

(h)  Other Material Contracts

          (i)  Administration Agreement 2

          (ii) Transfer Agent Servicing Agreement 2

          (iii) Fund Accounting Services Agreement 2

          (iv) Expense Waiver & Reimbursement Agreement 2

(i)  Opinion and Consent of Counsel 3

(j)  Consent of Independent Public Accountants - Filed herewith.

(k)  Omitted Financial Statements - Not applicable

(l)  Agreement Relating to Initial Capital 2

(m)  Rule 12b-1 Plan 4

(n)  Rule 18f-3 Plan - Not applicable

(o)  Reserved

(p)  Code of Ethics 2

1 Incorporated by reference to registrant's initial registration statement filed February 15, 2000.

2 Incorporated by reference to registrant's Pre-Effective Amendment No. 1 to the registration statement filed June 1, 2000.

3 Incorporated by reference to registrant's Pre-Effective Amendment No. 2 to the registration statement filed July 21, 2000.

4 Incorporated by reference to registrant's Pre-Effective Amendment No. 3 to the registration statement filed August 28, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference  is  made  to  Article  V  of  the  Registrant's   Agreement  and
     Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser

          (a)  Inapplicable

          (b)  Inapplicable

Item 27.  Principal Underwriters.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will act as principal underwriter for the following other investment companies:

AHA Investment Funds                            Firstar Funds, Inc.
-------------------------------------------------------------------------------
The Arbitrage Funds                             Glen Rauch Funds
-------------------------------------------------------------------------------
Brandywine Blue Fund, Inc.                      The Hennessy Funds, Inc.
-------------------------------------------------------------------------------
Country Asset Allocation Fund, Inc.             The Hennessy Mutual Funds, Inc.
-------------------------------------------------------------------------------
Country Growth Fund, Inc.                       IPS Funds
-------------------------------------------------------------------------------
Country Long-Term Bond Fund                     Jefferson Group Trust
-------------------------------------------------------------------------------
Country Money Market Fund                       The Jensen Portfolio, Inc.
-------------------------------------------------------------------------------
County Short-Term Government Bond Fund          Kit Cole Investment Trust
-------------------------------------------------------------------------------
Country Taxable Fixed Income Series Fund, Inc.  Light Revolution Fund, Inc.
-------------------------------------------------------------------------------
Country Tax Exempt Bond Fund, Inc.              Lindner Investments
-------------------------------------------------------------------------------
Cullen Funds Trust                              1-800-MUTUALS Advisor Series
-------------------------------------------------------------------------------
Everest Funds                                   Wexford Trust
-------------------------------------------------------------------------------
First American Insurance Portfolios, Inc.
--------------------------------------------------------------------------------

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:


Name and Principal   Position and Offices with Quasar   Positions and Offices with
Business Address     Distributors, LLC                  Registrant
-------------------- ---------------------------------- ------------------------------
James R. Schoenike   President, Board Member            None
-------------------- ---------------------------------- ------------------------------
Donna J. Berth       Treasurer                          None
-------------------- ---------------------------------- ------------------------------
Suzanne E. Riley     Secretary                          None
-------------------- ---------------------------------- ------------------------------
Joe Redwine          Chairman                           None
-------------------- ---------------------------------- ------------------------------
Bob Kern             Board Member                       None
-------------------- ---------------------------------- ------------------------------
Paul Rock            Board Member                       None
-------------------- ---------------------------------- ------------------------------
Jennie Carlson       Board Member                       None
-------------------- ---------------------------------- ------------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee,
Wisconsin, 53202.



     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolio during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolio.

                                        (2)                 (3)
                                  Net Underwriting    Compensation on         (4)            (5)
             (1)                   Discounts and       Redemption and      Brokerage        Other
Name of Principal Underwriter        Commission         Repurchases       Commissions   Compensation
------------------------------ ------------------- ------------------- -------------- ------------------
Quasar Distributors, LLC           None                None                None           None


Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------------------ -------------------------------------
  Records Relating to:                         Are located at:
  Registrant's fund accountant,                Firstar Mutual Fund Services, LLC
  administrator and transfer agent             615 East Michigan Street
                                               Milwaukee, WI  53202
------------------------------------------ -------------------------------------
  Registrant's Custodian                       Firstar Bank, N.A.
                                               425 Walnut Street
                                               Cincinnati, OH  45202
------------------------------------------ -------------------------------------
  Registrant's investment adviser               Water Island Capital, LLC
                                                350 Park Avenue
                                                New York, NY  10022
------------------------------------------ -------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

         Inapplicable

Item 30. Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of September, 2001.

                                                THE ARBITRAGE FUNDS


                                        By: /s/ John Orrico
                                        -------------------------
                                           John Orrico, President


     Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following persons in the capacities on September 27, 2001.

Signature                            Title

/s/ John S. Orrico                   President, Secretary, Treasurer and Trustee
---------------------
John S. Orrico

*/s/ Joel C. Ackerman                Trustee
---------------------
Joel C. Ackerman

*/s/ Jay N. Goldberg                 Trustee
---------------------
Jay N. Goldberg

*/s/ Michael Neumark                 Trustee
---------------------
Michael Neumark



Signed by
*/s/ John S. Orrico
John S. Orrico
Pursuant to the Power of Attorney dated May 24, 2000 filed with Pre-Effective Amendment No. 1 on June 1, 2000.







EXHIBIT INDEX

Exhibit                                                              Exhibit No.
-------                                                              -----------

Consent of Independent Public Accountants - KPMG LLP                     EX-99.j